Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not currently grant stock options or stock appreciation rights (“SARs”) as part of our equity compensation programs, and therefore we do not maintain a formal policy regarding the timing of stock option or SAR awards. During 2024, while the Board did not grant any stock options or SARs, it did not time the disclosure of material nonpublic information to affect the value of other types of executive compensation awards granted to any service provider.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We do not currently grant stock options or stock appreciation rights (“SARs”) as part of our equity compensation programs, and therefore we do not maintain a formal policy regarding the timing of stock option or SAR awards. During 2024, while the Board did not grant any stock options or SARs, it did not time the disclosure of material nonpublic information to affect the value of other types of executive compensation awards granted to any service provider.

MNPI Disclosure Timed for Compensation Value	false